Cover	May 21, 2025
Cover [Abstract]
Document Type	8-K
Entity Central Index Key	0001866581
Amendment Flag	false
Document Period End Date	May 21, 2025
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 N Valley Dr
Entity Address, City or Town	Grants Pass,
Entity Address, State or Province	OR
Entity File Number	001-40798
Entity Tax Identification Number	87-1041305
Entity Address, Postal Zip Code	97526
City Area Code	877
Local Phone Number	899-2767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	BROS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Registrant Name	DUTCH BROS INC.